Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling
	equipment	software	Vehicles	Improvements	use assets	and molds	Total

Cost:
December 31, 2018	364,510	98,338	286,050	283,316	—	3,353,985	4,386,199
Additions	56,854	107,907	—	99,778	—	2,554,467	2,819,006
Adoption of IFRS 16	—	—	—	—	1,590,456	—	1,590,456
Disposals	—	(1,659)	—	—	—	—	(1,659)
Foreign exchange translation difference	16,994	4,584	13,336	13,209	—	156,374	204,497
December 31, 2019	438,358	209,170	299,386	396,303	1,590,456	6,064,826	8,998,499
Additions	32,937	208,294	1,090,673	64,495	465,312	1,738,462	3,600,173
Disposals/write off	—	—	(10,907)	(28,366)	—	(299,606)	(338,879)
Lease termination and derecognition[1,2]	—	—	—	—	(425,932)	—	(425,932)
Foreign exchange translation difference	6,528	3,734	5,445	2,944	30,262	110,287	159,200
December 31, 2020	477,823	421,198	1,384,597	435,376	1,660,098	7,613,969	11,993,061

Amortization:
December 31, 2018	170,132	48,423	158,672	84,569	—	—	461,796
Additions	60,159	50,611	90,519	94,087	512,902	—	808,278
Disposals	—	(967)	—	—	—	—	(967)
Foreign exchange translation difference	7,932	2,257	7,397	3,943	—	—	21,529
December 31, 2019	238,223	100,324	256,588	182,599	512,902	—	1,290,636

Additions	67,030	96,191	41,005	112,591	414,102	903,756	1,634,675
Disposals/write off	—	—	(7,588)	(23,119)	—	(9,847)	(40,554)
Lease termination and derecognition[1,2]	—	—	—	—	(204,590)	—	(204,590)
Foreign exchange translation difference	4,068	1,816	4,667	1,685	10,350	—	22,586
December 31, 2020	309,321	198,331	294,672	273,756	732,764	893,909	2,702,753
Net book value:
December 31, 2019	200,135	108,846	42,798	213,704	1,077,554	6,064,826	7,707,863
December 31, 2020	168,502	222,867	1,089,925	161,620	927,334	6,720,060	9,290,308